Income Taxes (Details) - Schedule of Provision for Income Taxes	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense			¥ 145,000
Deferred tax (benefit) expense	(188,496)	(1,245)	56,966
TOTAL OPERATING REVENUES	¥ (188,496)	$ (1,245)	¥ 201,966